Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Six months ended June 30,
	2021	2022

Time charters	$248,067	$448,357
Voyage charters	268,191	326,323
Pool revenues	(4,380)	3,537
	$511,878	$778,217